UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   May 14, 2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: 75,459  (x$1000)



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     4418   338060 SH       SOLE                   338060
ALLETE INC                     COM              018522300     6047   145747 SH       SOLE                   145747
ATMOS ENERGY CORP              COM              049560105      972    30904 SH       SOLE                    30904
CALPINE CORP                   COM              131347304     3625   210628 SH       SOLE                   210628
CMS ENERGY CORP                COM              125896100     5711   259631 SH       SOLE                   259631
DOMINION RESOURCES             COM              25746U109     4874    95170 SH       SOLE                    95170
EDISON INTERNATIONAL           COM              281020107     6113   143794 SH       SOLE                   143794
ENBRIDGE INC                   COM              29250N105     5385   138608 SH       SOLE                   138608
ENERGEN CORP                   COM              29265N108     2753    56007 SH       SOLE                    56007
UBS E-TRACS MLP     ALERIAN INFRST              902641646      918    27412 SH       SOLE                    27412
ITC HOLDINGS CORP              COM              465685105     6865    89226 SH       SOLE                    89226
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     3890    99382 SH       SOLE                    99382
NEXTERA ENERGY INC             COM              65339F101     7008   114727 SH       SOLE                   114727
NORTHWESTERN CORP              COM              668074305     2015    56837 SH       SOLE                    56837
ONEOK INC                      COM              682680103     3383    41423 SH       SOLE                    41423
PORTLAND GENERAL ELECTRIC CO   COM              736508847      756    30272 SH       SOLE                    30272
TARGA RESOURCES CORP           COM              87612G101     2513    55303 SH       SOLE                    55303
UNISOURCE ENERGY CORP          COM              909205106     5696   155751 SH       SOLE                   155751
WGL HOLDINGS INC               COM              92924F106     2517    61843 SH       SOLE                    61843

